Other Short Term Borrowings	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Short-term Debt [Text Block]

Note 19 – Other short-term borrowings

The following table presents a breakdown of other short-term borrowings at December 31, 2011 and 2010.

(In thousands)	2011	2010
Advances with the FHLB paying interest at maturity, at fixed rates of 0.31% (2010 - 0.36% to 0.44%)	$295,000	$300,000
Term funds purchased paying interest at maturity, at fixed rates from 1.15% to 1.25%	-	52,500
Securities sold not yet purchased	-	10,459
Others	1,200	1,263
Total other short-term borrowings	$296,200	$364,222

The maximum aggregate balance outstanding at any month-end was approximately $ 391 million (2010 - $364 million; 2009 - $205 million). The weighted average interest rate of other short-term borrowings at December 31, 2011 was 0.35% (2010 – 0.54%; 2009 – 2.74%). The average aggregate balance outstanding during the year was approximately $ 149 million (2010 - $45 million; 2009 - $43 million). The weighted average interest rate during the year was 0.55% (2010 – 1.13%; 2009 – 0.95%).

Note 20 presents additional information with respect to available credit facilities.